INCOME TAX (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAX
Summary of reconciliation between the tax charge to income result from applying current tax rate

	12/31/2022	12/31/2021	12/31/2020
Income before taxes	(8,620,431)	(2,837,061)	12,268,101
Tax rate	34%	28%	30%
Income for the year at tax rate	(2,967,601)	(780,253)	3,680,430
Permanent differences at tax rate:
Contribution SGR (Mutual Guarantee Societies)	(187,991)	(562,465)	(955,901)
Tax inflation adjustment	(2,187,304)	218,198	(42,460)
Income tax return	34,862	51,612	(50,359)
Effect of tax rate change on deferred tax	1,712,213	1,483,722	(1,675,998)
Non-deductible results	9,807	134,427	1,019,271
Income tax	(3,586,014)	545,241	1,974,983

Summary of net position of deferred tax

	12/31/2022	12/31/2021
Deferred tax assets	12,196,868	6,301,474
Deferred tax liability	(181,543)	(120,258)
Net assets by deferred tax	12,015,325	6,181,216

Deferred taxes to be recovered in more than 12 months	9,993,005	3,129,388
Deferred taxes to be recovered in 12 months	2,203,863	3,172,086
Subtotal – Deferred tax assets	12,196,868	6,301,474
Deferred taxes to be paid in more than 12 months	(810,164)	(165,323)
Deferred taxes to be paid in 12 months	628,621	45,065
Subtotal – Deferred tax liabilities	(181,543)	(120,258)
Total Net Assets by deferred Tax	12,015,325	6,181,216

Summary of deferred tax assets / (liabilities)

	Balance at	(Charge)/Credit	Balance at
	12/31/2021	to Income/OCI	12/31/2022
Intangible assets	(2,837,272)	63,842	(2,773,430)
Loan Loss Reserves	2,945,323	(994,337)	1,950,986
Property, plant and equipment	(7,770,156)	5,174,798	(2,595,358)
Foreign Currency	(101,579)	—	(101,579)
Tax Loss Carry Forward	7,678,038	4,422,707	12,100,745
Inflation adjustment credit	3,839,317	(1,020,424)	2,818,893
Provisions	592,442	(57,395)	535,047
Others	1,835,103	(1,755,082)	80,021
Total	6,181,216	5,834,109	12,015,325

	Balance at	(Charge)/Credit	Balance at
	12/31/2020	to Income	12/31/2021
Intangible assets	(2,869,705)	32,433	(2,837,272)
Retirement plans	340,596	(340,596)	-
Loan Loss Reserves	6,403,000	(3,457,677)	2,945,323
Property, plant and equipment	(3,462,205)	(4,307,951)	(7,770,156)
Foreign Currency	(126,072)	24,493	(101,579)
Tax Loss Carry Forward	660,569	7,017,469	7,678,038
Repo transactions	7,418,431	(3,579,114)	3,839,317
Provisions	415,102	177,340	592,442
Others	846,278	988,825	1,835,103
Total	9,625,994	(3,444,778)	6,181,216

Summary of loss carryforward

	12/31/2022
Year of generation	Amount	Year Due	Deferred Tax Assets
2019	9,601	2024	3,360
2020	2,338	2025	818
2021	15,715,468	2026	5,500,414
2022	18,846,152	2027	6,596,153
Total	34,573,558		12,100,745